PRIVATE PLACEMENTS (Details) - USD ($)					12 Months Ended
	Nov. 09, 2021	Aug. 03, 2021	Mar. 10, 2021	Mar. 08, 2021	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
PRIVATE PLACEMENTS
Proceeds from sale of Private Placement Warrants					$ 6,860,057
Sponsor agreement, forfeiture by sponsor upon closing of private warrants	50.00%
Sponsor locked up shares percentage	20.00%
Novator Private Placement Units | Sponsor and certain of Company's directors and officers
PRIVATE PLACEMENTS
Number of warrants to purchase shares issued		3,500,000		3,500,000
Price of warrants		$ 10.00		$ 10.00
Proceeds from sale of Private Placement Warrants		$ 35,000,000		$ 35,000,000
Novator Private Placement Share
PRIVATE PLACEMENTS
Proceeds from sale of Private Placement Warrants				$ 35,000,000
Novator Private Placement Share | Sponsor and certain of Company's directors and officers
PRIVATE PLACEMENTS
Number of shares per warrant		1		1
Private Placement Warrants
PRIVATE PLACEMENTS
Proceeds from sale of Private Placement Warrants				$ 6,400,000	$ 6,400,000
Private Placement Warrants | Sponsor and certain of Company's directors and officers
PRIVATE PLACEMENTS
Number of warrants to purchase shares issued							3,500,000
Price of warrants							$ 10.00
Number of shares per warrant		1				1
Private Placement Warrants | Sponsor and certain of Company's directors and officers | Class A ordinary share
PRIVATE PLACEMENTS
Price of warrants							$ 11.50
Number of shares per warrant			1				1
Exercise price of warrant			$ 11.50	$ 11.50
Over-allotment option | Private Placement Warrants
PRIVATE PLACEMENTS
Number of warrants to purchase shares issued			306,705
Proceeds from sale of Private Placement Warrants			$ 460,057
Over-allotment option | Private Placement Warrants | Sponsor and certain of Company's directors and officers
PRIVATE PLACEMENTS
Number of warrants to purchase shares issued		440,000	306,705	440,000
Proceeds from sale of Private Placement Warrants		$ 660,000	$ 460,057	$ 660,000
Private Placement
PRIVATE PLACEMENTS
Number of warrants to purchase shares issued								3,500,000
Private Placement | Novator Private Placement Share | Sponsor and certain of Company's directors and officers
PRIVATE PLACEMENTS
Number of warrants to purchase shares issued				3,500,000
Price of warrants				$ 10.00
Private Placement | Private Placement Warrants | Sponsor and certain of Company's directors and officers
PRIVATE PLACEMENTS
Number of warrants to purchase shares issued		4,266,667		4,266,667
Price of warrants		$ 1.50		$ 1.50
Proceeds from sale of Private Placement Warrants		$ 6,400,000		$ 6,400,000